1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3333 Fax

March 16, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File No. 333-262186
Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Information Statement/Prospectus and Statement of Additional Information for the Goldman Sachs Global Real Estate Securities Fund that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on March 9, 2022.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202-261-3458.

Sincerely,

/s/ Brenden P. Carroll
Brenden P. Carroll